Financial Assets and Liabilities (Tables)	12 Months Ended
Jun. 30, 2020
Disclosure of detailed information about financial instruments [abstract]
Schedule of sensitivity analysis for types of risk
The following table sets forth foreign currency sensitivity analysis of a hypothetical 10% change in exchange rate of the U.S. dollar against the Australian dollar to our cash flow hedging portfolio:

Foreign Currency Sensitivity	Effect on other comprehensive income, before tax
	2020	2019
	(U.S. $ in thousands)
Foreign currency forward contracts - cash flow hedging:
U.S. dollar +10%, decrease in fair value of foreign currency forward contracts	$(26,999)	$(22,526)
U.S. dollar -10%, increase in fair value of foreign currency forward contracts	26,999	22,526
The following table sets forth equity price sensitivity analysis of a hypothetical 10% change in share prices:

Equity Price Sensitivity	Effect on other non-operating expense, net		Effect on other comprehensive income, before tax
	2020	2019	2020	2019
	(U.S. $ in thousands)
Fair Value change of the Exchange and Capped Call Derivatives:
Increase in our share price of 10%	$(192,641)	$(122,443)	$—	$—
Decrease in our share price of 10%	184,784	116,343	—	—

Fair value change of marketable equity investments:
Increase in respective share prices of 10%	—	—	10,019	5,893
Decrease in respective share prices of 10%	—	—	(10,019)	(5,893)
The following table sets forth an interest rate sensitivity analysis of a hypothetical 100 basis point change in interest rates. This estimate is based on a sensitivity model that measures market value changes when changes in interest rates occur:

Interest Rate Sensitivity	Effect on other comprehensive income, before tax
	2020	2019
	(U.S. $ in thousands)
Change in market value of debt investments:
Interest Rate +100bps, decrease in market value of debt investments	$(5,397)	$(2,285)
Interest Rate -100bps, increase in market value of debt investments	1,617	2,285
The table below present stock price volatility sensitivity analysis of the fair value change assume a 10% higher volatility, holding other inputs constant:

Stock Price Volatility Sensitivity	Effect on Other non-operating expense, net
	2020	2019
	(U.S. $ in thousands)
Stock price volatility range as of fiscal year end	39.2% - 42.8%	43.8% - 47.3%
Fair Value change of the Exchange and Capped Call Derivatives:	$(37,366)	$(46,888)

Schedule of contractual maturities of financial liabilities
Contractual maturities of financial liabilities are as follows:

	Less than 1 year	1 - 3 years	3 - 5 years	More than 5 years	Total
	(U.S. $ in thousands)
As of June 30, 2020
Financial liabilities:
Trade and other payables	$202,570	$—	$—	$—	$202,570
Lease liabilities (1)	41,584	109,015	54,325	92,158	297,082
Derivative liabilities	1,507	2	—	—	1,509
Exchangeable senior notes (2)	2,211,244	—	—	—	2,211,244
	$2,456,905	$109,017	$54,325	$92,158	$2,712,405
As of June 30, 2019
Financial liabilities:
Trade and other payables	$159,487	$—	$—	$—	$159,487
Derivative liabilities	3,879	74	—	—	3,953
Exchangeable senior notes (2)	1,604,923	—	—	—	1,604,923
	$1,768,289	$74	$—	$—	$1,768,363
(1) Lease liabilities represent undiscounted lease payments excluding certain low-value and short-term leases, refer to Note 12, “Leases” for details.
(2) The amount related to Notes represent the if-exchanged value using stock price as of June 30, 2020 and 2019, respectively. Refer to Note 16, “Exchangeable Senior Notes” for details.

Schedule of financial assets measured at fair value
The following table presents the Group’s financial assets and liabilities as of June 30, 2020, by level within the fair value hierarchy:

	Level 1	Level 2	Level 3	Total
	(U.S. $ in thousands)
Description
Assets measured at fair value
Cash and cash equivalents:
Money market funds	$439,947	$—	$—	$439,947
U.S. treasury securities	—	5,599	—	5,599
Agency securities	—	8,749	—	8,749
Commercial paper	—	167,248	—	167,248
Corporate debt securities	—	27,365	—	27,365
Short-term investments:
U.S. treasury securities	—	296,118	—	296,118
Agency securities	—	24,586	—	24,586
Certificates of deposit and time deposits	—	12,052	—	12,052
Commercial paper	—	31,937	—	31,937
Corporate debt securities	—	308,651	—	308,651
Municipal securities	—	2,728	—	2,728
Current derivative assets:
Derivative assets - hedging	—	16,879	—	16,879
Derivative assets - capped call transactions	—		310,608	310,608
Other non-current assets:
Certificates of deposit and time deposits	—	3,347	—	3,347
Marketable equity securities	100,187	—	—	100,187
Non-marketable equity securities	—	—	3,750	3,750
Total assets measured at fair value	$540,134	$905,259	$314,358	$1,759,751

Liabilities measured at fair value
Current derivative liabilities:
Derivative liabilities - hedging	$—	$1,507	$—	$1,507
Derivative liabilities - exchangeable feature of Notes	—	—	1,283,089	1,283,089
Non-current derivative liabilities:
Derivative liabilities - hedging	—	2	—	2
Total liabilities measured at fair value	$—	$1,509	$1,283,089	$1,284,598
The following table presents the Group’s financial assets and liabilities as of June 30, 2019, by the level within the fair value hierarchy:

	Level 1	Level 2	Level 3	Total
	(U.S. $ in thousands)
Description
Assets measured at fair value
Cash and cash equivalents:
Money market funds	$593,696	$—	$—	$593,696
U.S. treasury securities	—	6,996	—	6,996
Agency securities	—	8,084	—	8,084
Certificates of deposit and time deposits	—	9,844	—	9,844
Commercial paper	—	67,327	—	67,327
Corporate debt securities	—	7,560	—	7,560
Short-term investments:
U.S. treasury securities	—	101,759	—	101,759
Agency securities	—	26,966	—	26,966
Certificates of deposit and time deposits	—	20,466	—	20,466
Commercial paper	—	94,035	—	94,035
Corporate debt securities	—	201,820	—	201,820
Current derivative assets:
Derivative assets - hedging	—	559	—	559
Derivative assets - capped call transactions	—	—	214,597	214,597
Non-current derivative assets:
Derivative assets - hedging	—	77	—	77
Other non-current assets:
Certificates of deposit and time deposits	—	3,660	—	3,660
Marketable equity securities	58,932	—	—	58,932
Non-marketable equity securities	—	—	3,000	3,000
Total assets measured at fair value	$652,628	$549,153	$217,597	$1,419,378

Liabilities measured at fair value
Current derivative liabilities:
Derivative liabilities - hedging	$—	$3,879	$—	$3,879
Derivative liabilities - exchangeable feature of Notes	—	—	851,126	851,126
Non-current derivative liabilities:
Derivative liabilities - hedging	—	74	—	74
Total liabilities measured at fair value	$—	$3,953	$851,126	$855,079
The following table presents the reconciliations of Level 3 financial instrument fair values:

	Capped Call	Embedded exchange feature of Notes	Non-marketable equity investments
	(U.S. $ in thousands)
Balance as of June 30, 2018	$99,932	$(202,553)	$—
Purchases	—	—	23,000
Transfer out	—	—	(20,942)
Gains (losses)
Recognized in finance income	—	—	270
Recognized in other non-operating expense, net	114,665	(648,573)	—
Recognized in other comprehensive income	—	—	672
Balance as of June 30, 2019	214,597	(851,126)	3,000
Change in unrealized gains (losses) relating to assets and liabilities held as of June 30, 2019
Recognized in other non-operating expense, net	114,665	(648,573)	—

Balance as of June 30, 2019	$214,597	$(851,126)	$3,000
Purchases	—	1	750
Gains (losses)
Recognized in other non-operating expense, net	96,011	(431,964)	—
Balance as of June 30, 2020	$310,608	$(1,283,089)	$3,750
Change in unrealized gains (losses) relating to assets and liabilities held as of June 30, 2020
Recognized in other non-operating expense, net	96,011	(431,964)	—
As of June 30, 2020, the Group’s investments consisted of the following:

	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
	(U.S. $ in thousands)
Debt Investments
Marketable debt securities:
U.S. treasury securities	$294,103	$2,017	$(2)	$296,118
Agency securities	24,280	306	—	24,586
Certificates of deposit and time deposits	15,399	—	—	15,399
Commercial paper	31,937	—	—	31,937
Corporate debt securities	305,448	3,205	(2)	308,651
Municipal securities	2,700	28	—	2,728
Total debt investments	$673,867	$5,556	$(4)	$679,419
Equity Investments
Marketable equity securities	$20,270	$79,917	$—	$100,187
Non-marketable equity securities	3,750	—	—	3,750
Total equity investments	$24,020	$79,917	$—	$103,937
Total investments	$697,887	$85,473	$(4)	$783,356
As of June 30, 2020, the Group had $676.1 million of investments which were classified as short-term investments on the Group’s consolidated statements of financial position. Additionally, the Group had marketable equity securities totaling $100.2 million, non-marketable equity securities totaling $3.8 million, and certificates of deposit and time deposits totaling $3.3 million which were classified as long-term and were included in other non-current assets on the Group’s consolidated statements of financial position.
As of June 30, 2019, the Group’s investments consisted of the following:

	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
	(U.S. $ in thousands)
Debt Investments
Marketable debt securities:
U.S. treasury securities	$101,563	$203	$(7)	$101,759
Agency securities	26,936	33	(3)	26,966
Certificates of deposit and time deposits	24,126	—	—	24,126
Commercial paper	94,035	—	—	94,035
Corporate debt securities	201,552	292	(24)	201,820
Total debt investments	$448,212	$528	$(34)	$448,706
Equity Investments
Marketable equity securities	$20,270	$38,662	$—	$58,932
Non-marketable equity securities	3,000	—	—	3,000
Total equity investments	$23,270	$38,662	$—	$61,932
Total investments	$471,482	$39,190	$(34)	$510,638

Schedule of financial liabilities measured at fair value
The following table presents the Group’s financial assets and liabilities as of June 30, 2020, by level within the fair value hierarchy:

	Level 1	Level 2	Level 3	Total
	(U.S. $ in thousands)
Description
Assets measured at fair value
Cash and cash equivalents:
Money market funds	$439,947	$—	$—	$439,947
U.S. treasury securities	—	5,599	—	5,599
Agency securities	—	8,749	—	8,749
Commercial paper	—	167,248	—	167,248
Corporate debt securities	—	27,365	—	27,365
Short-term investments:
U.S. treasury securities	—	296,118	—	296,118
Agency securities	—	24,586	—	24,586
Certificates of deposit and time deposits	—	12,052	—	12,052
Commercial paper	—	31,937	—	31,937
Corporate debt securities	—	308,651	—	308,651
Municipal securities	—	2,728	—	2,728
Current derivative assets:
Derivative assets - hedging	—	16,879	—	16,879
Derivative assets - capped call transactions	—		310,608	310,608
Other non-current assets:
Certificates of deposit and time deposits	—	3,347	—	3,347
Marketable equity securities	100,187	—	—	100,187
Non-marketable equity securities	—	—	3,750	3,750
Total assets measured at fair value	$540,134	$905,259	$314,358	$1,759,751

Liabilities measured at fair value
Current derivative liabilities:
Derivative liabilities - hedging	$—	$1,507	$—	$1,507
Derivative liabilities - exchangeable feature of Notes	—	—	1,283,089	1,283,089
Non-current derivative liabilities:
Derivative liabilities - hedging	—	2	—	2
Total liabilities measured at fair value	$—	$1,509	$1,283,089	$1,284,598
The following table presents the Group’s financial assets and liabilities as of June 30, 2019, by the level within the fair value hierarchy:

	Level 1	Level 2	Level 3	Total
	(U.S. $ in thousands)
Description
Assets measured at fair value
Cash and cash equivalents:
Money market funds	$593,696	$—	$—	$593,696
U.S. treasury securities	—	6,996	—	6,996
Agency securities	—	8,084	—	8,084
Certificates of deposit and time deposits	—	9,844	—	9,844
Commercial paper	—	67,327	—	67,327
Corporate debt securities	—	7,560	—	7,560
Short-term investments:
U.S. treasury securities	—	101,759	—	101,759
Agency securities	—	26,966	—	26,966
Certificates of deposit and time deposits	—	20,466	—	20,466
Commercial paper	—	94,035	—	94,035
Corporate debt securities	—	201,820	—	201,820
Current derivative assets:
Derivative assets - hedging	—	559	—	559
Derivative assets - capped call transactions	—	—	214,597	214,597
Non-current derivative assets:
Derivative assets - hedging	—	77	—	77
Other non-current assets:
Certificates of deposit and time deposits	—	3,660	—	3,660
Marketable equity securities	58,932	—	—	58,932
Non-marketable equity securities	—	—	3,000	3,000
Total assets measured at fair value	$652,628	$549,153	$217,597	$1,419,378

Liabilities measured at fair value
Current derivative liabilities:
Derivative liabilities - hedging	$—	$3,879	$—	$3,879
Derivative liabilities - exchangeable feature of Notes	—	—	851,126	851,126
Non-current derivative liabilities:
Derivative liabilities - hedging	—	74	—	74
Total liabilities measured at fair value	$—	$3,953	$851,126	$855,079
The following table presents the reconciliations of Level 3 financial instrument fair values:

	Capped Call	Embedded exchange feature of Notes	Non-marketable equity investments
	(U.S. $ in thousands)
Balance as of June 30, 2018	$99,932	$(202,553)	$—
Purchases	—	—	23,000
Transfer out	—	—	(20,942)
Gains (losses)
Recognized in finance income	—	—	270
Recognized in other non-operating expense, net	114,665	(648,573)	—
Recognized in other comprehensive income	—	—	672
Balance as of June 30, 2019	214,597	(851,126)	3,000
Change in unrealized gains (losses) relating to assets and liabilities held as of June 30, 2019
Recognized in other non-operating expense, net	114,665	(648,573)	—

Balance as of June 30, 2019	$214,597	$(851,126)	$3,000
Purchases	—	1	750
Gains (losses)
Recognized in other non-operating expense, net	96,011	(431,964)	—
Balance as of June 30, 2020	$310,608	$(1,283,089)	$3,750
Change in unrealized gains (losses) relating to assets and liabilities held as of June 30, 2020
Recognized in other non-operating expense, net	96,011	(431,964)	—

Schedule of valuation techniques and inputs used in fair value measurement
The following table sets forth a description of the valuation techniques and the inputs used in fair value measurement:

Type	Valuation Technique	Inputs
Money market fund	Quoted price in active market	N/A
Marketable debt securities	Quoted market price to the extent possible or alternative pricing sources and models utilizing market observable inputs	N/A
Marketable equity securities	Quoted price in active market	N/A
Non-marketable equity securities	Publicly available financing round valuation	N/A
Foreign currency forward contracts	Discounted cash flow	Foreign currency spot and forward rate Interest rate Credit quality of counterparties
Exchange and Capped Call Derivatives	Black-Scholes option pricing models	Stock price Time to expiration of the options Stock price volatility Interest rate
Exchangeable senior notes	Quoted market price	N/A

Schedule of Group's investments
The effects of the Group’s investments on the consolidated financial statements were as follows (amounts presented are prior to any income tax effects):

	Fiscal Year Ended June 30,
	2020	2019	2018
	(U.S. $ in thousands)
Unrealized gains (losses) recognized in other comprehensive income	$46,975	$40,017	$(601)
Gains (losses) recognized into profit or loss	$697	$15	$(15)
The table below summarizes the Group’s debt investments by remaining contractual maturity based on the effective maturity date:

	As of June 30,
	2020	2019
	(U.S. $ in thousands)
Recorded as follows:
Due in one year or less	$443,324	$442,964
Due after one year	236,095	5,742
Total investments	$679,419	$448,706

Schedule of fair value of derivative instruments
The fair value of the hedging derivative instruments were as follows:

		As of June 30,
	Statement of Financial Position Location	2020	2019
		(U.S. $ in thousands)
Derivative assets - hedging
Derivatives designated as hedging instruments:
Foreign exchange forward contracts	Current derivative assets	$14,195	$247
Foreign exchange forward contracts	Other non-current assets	—	77
Derivatives not designated as hedging instruments:
Foreign exchange forward contracts	Current derivative assets	2,684	312
Total derivative assets		$16,879	$636

Derivative liabilities - hedging
Derivatives designated as hedging instruments:
Foreign exchange forward contracts	Current derivative liabilities	$1,164	$3,854
Foreign exchange forward contracts	Other non-current liabilities	2	74
Derivatives not designated as hedging instruments:
Foreign exchange forward contracts	Current derivative liabilities	343	25
Total derivative liabilities		$1,509	$3,953

Schedule of notional amounts of derivative instruments
The following table sets forth the notional amounts of our hedging derivative instruments as of June 30, 2020 (U.S. $ in thousands):

	Notional Amounts of Derivative Instruments
	Notional Amount by Term to Maturity			Classification by Notional Amount
	Under 12 months	Over 12 months	Total	Cash Flow Hedge	Non Hedge	Total
AUD/USD forward contracts:
Notional amount	$393,705	$8,441	$402,146	$256,890	$145,256	$402,146
Average forward rate	0.6610	0.6844	—	0.6536	0.6754	—
EUR/USD forward contracts:
Notional amount	7,205	—	7,205	—	7,205	7,205
Average forward rate	1.1179	—	—	—	1.1179	—
Total	$400,910	$8,441	$409,351	$256,890	$152,461	$409,351
The following table sets forth the notional amounts of our hedging derivative instruments as of June 30, 2019 (U.S. $ in thousands):

	Notional Amounts of Derivative Instruments
	Notional Amount by Term to Maturity			Classification by Notional Amount
	Under 12 months	Over 12 months	Total	Cash Flow Hedge	Non Hedge	Total
AUD/USD forward contracts:
Notional amount	$253,472	$14,477	$267,949	$230,264	$37,685	$267,949
Average forward rate	0.7156	0.7085	—	0.7181	0.6979	—
EUR/USD forward contracts:
Notional amount	6,202	—	6,202	—	6,202	6,202
Average forward rate	1.1302	—	—	—	1.1302	—
Total	$259,674	$14,477	$274,151	$230,264	$43,887	$274,151

Schedule of effects of derivatives designated as hedging instruments on consolidated financial statements
The effects of derivatives designated as hedging instruments on our consolidated financial statements were as follows (amounts presented are prior to any income tax effects):

	Fiscal Year Ended June 30,
	2020	2019	2018
	(U.S. $ in thousands)
Gains (losses) recognized into general and administrative - ineffective portion	$(159)	$24	$12
Gross unrealized gains (losses) recognized in other comprehensive income (loss)	$3,048	$(8,369)	$(4,387)
Net gains (losses) reclassified from cash flow hedge reserve into profit or loss - effective portion	$(13,663)	$(9,908)	$3,954
Recognized in cost of revenues	(807)	(713)	134
Recognized in research and development	(9,647)	(6,935)	2,532
Recognized in marketing and sales	(273)	(194)	112
Recognized in general and administrative	(2,936)	(2,066)	1,176

Change in fair value used for measuring ineffectiveness:
Cash flow hedging instruments	$2,889	$(8,345)	$(4,375)
Hedged item - highly probable forecast purchases	3,048	(8,369)	(4,387)